Warrants - Schedule of Warrants Activity (Details) - Previously Reported [Member] - Warrant [Member] - $ / shares		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Schedule of Warrants Activity [Line items]
Warrants Outstanding, Granted		12,028,075
Ordinary Shares Issuable, Granted		12,028,075
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 11.5
Average Remaining Contractual Life, Granted		5 years
Warrants Outstanding, Forfeited
Ordinary Shares Issuable, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants Outstanding, Exercised
Ordinary Shares Issuable, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Warrants Outstanding Balance		12,028,075
Ordinary Shares Issuable Balance		12,028,075
Weighted Average Exercise Price Balance (in Dollars per share)		$ 11.5
Average Remaining Contractual Life Balance		4 years